SEPARATE ACCOUNT NO. 301

FSA-1	#208550

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account No. 301

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 301 indicated in the table below as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 301 as of December 31, 2022, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

1290 VT SMALL CAP VALUE	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
EQ/CAPITAL GROUP RESEARCH	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
EQ/COMMON STOCK INDEX	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/CORE PLUS BOND	EQ/MODERATE ALLOCATION
EQ/EQUITY 500 INDEX	EQ/MONEY MARKET
EQ/INTERMEDIATE GOVERNMENT BOND	MULTIMANAGER AGGRESSIVE EQUITY
EQ/INTERNATIONAL EQUITY INDEX	MULTIMANAGER TECHNOLOGY

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 301 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 301 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Separate Account No. 301 since 1993.

FSA-2

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 VT SMALL CAP VALUE*	EQ/CAPITAL GROUP RESEARCH*	EQ/COMMON STOCK INDEX*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/INTERMEDIATE GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$4,919,335	$2,600,244	$40,686,981	$1,322,372	$10,982,241	$2,582,254
Receivable for shares of the Portfolios sold	155	50	1,126	91	164,142	203

Total assets	4,919,490	2,600,294	40,688,107	1,322,463	11,146,383	2,582,457

Liabilities:
Payable for policy-related transactions	155	50	1,125	91	164,142	175
Accrued expenses	4,063	1,181	21,759	737	4,871	1,848

Total liabilities	4,218	1,231	22,884	828	169,013	2,023

Net Assets	$4,915,272	$2,599,063	$40,665,223	$1,321,635	$10,977,370	$2,580,434

Net Assets:
Accumulation unit values	$4,720,164	$2,596,871	$40,610,029	$1,321,573	$10,967,108	$2,580,434
Retained by Equitable Financial in Separate Account No. 301	195,108	2,192	55,194	62	10,262	—

Total Net Assets	$4,915,272	$2,599,063	$40,665,223	$1,321,635	$10,977,370	$2,580,434

Investments in shares of the Portfolios, at cost	$5,404,643	$2,658,310	$28,589,849	$1,536,885	$9,379,951	$2,814,228

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MONEY MARKET*
Assets:
Investments in shares of the Portfolios, at fair value	$3,267,596	$764,996	$4,668,987	$6,612,943	$16,892,149	$13,140,456
Receivable for shares of the Portfolios sold	118	46	183	259	1,146	17,631

Total assets	3,267,714	765,042	4,669,170	6,613,202	16,893,295	13,158,087

Liabilities:
Payable for policy-related transactions	118	45	182	260	958	63,007
Accrued expenses	1,607	437	2,420	3,354	14,599	—

Total liabilities	1,725	482	2,602	3,614	15,557	63,007

Net Assets	$3,265,989	$764,560	$4,666,568	$6,609,588	$16,877,738	$13,095,080

Net Assets:
Accumulation unit values	$3,264,689	$764,321	$4,661,989	$6,603,521	$16,851,668	$13,027,587
Retained by Equitable Financial in Separate Account No. 301	1,300	239	4,579	6,067	26,070	67,493

Total Net Assets	$3,265,989	$764,560	$4,666,568	$6,609,588	$16,877,738	$13,095,080

Investments in shares of the Portfolios, at cost	$3,260,059	$807,443	$7,306,353	$7,188,482	$21,689,815	$13,138,166

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$5,657,220	$4,123,401
Receivable for shares of the Portfolios sold	240	179

Total assets	5,657,460	4,123,580

Liabilities:
Payable for policy-related transactions	239	178
Accrued expenses	2,879	2,242

Total liabilities	3,118	2,420

Net Assets	$5,654,342	$4,121,160

Net Assets:
Accumulation unit values	$5,647,378	$4,114,423
Retained by Equitable Financial in Separate Account No. 301	6,964	6,737

Total Net Assets	$5,654,342	$4,121,160

Investments in shares of the Portfolios, at cost	$6,098,076	$6,598,514

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT SMALL CAP VALUE	IB	443,871

EQ/CAPITAL GROUP RESEARCH	IB	102,097

EQ/COMMON STOCK INDEX	IA	1,122,207

EQ/CORE PLUS BOND	A	385,578

EQ/EQUITY 500 INDEX	IB	194,128

EQ/INTERMEDIATE GOVERNMENT BOND	IA	274,663

EQ/INTERNATIONAL EQUITY INDEX	IA	352,672

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	65,403

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	202,859

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	394,975

EQ/MODERATE ALLOCATION	A	1,522,648

EQ/MONEY MARKET	IA	13,130,784

MULTIMANAGER AGGRESSIVE EQUITY	IA	114,278

MULTIMANAGER TECHNOLOGY	IB	180,591

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)
1290 VT SMALL CAP VALUE	0.38%	IB	$18.08	261

EQ/CAPITAL GROUP RESEARCH	0.38%	IB	$32.09	81

EQ/COMMON STOCK INDEX+	0.38%	IA	$602.59	67

EQ/CORE PLUS BOND+	0.38%	A	$39.20	34

EQ/EQUITY 500 INDEX	0.38%	IB	$31.50	348

EQ/INTERMEDIATE GOVERNMENT BOND+	0.38%	IA	$77.45	33

EQ/INTERNATIONAL EQUITY INDEX+	0.38%	IA	$25.37	129

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.38%	IB	$18.86	41

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.38%	IB	$42.25	110

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.38%	IA	$18.80	351

EQ/MODERATE ALLOCATION+	0.38%	A	$194.20	87

EQ/MONEY MARKET+	0.38%	IA	$37.57	347

MULTIMANAGER AGGRESSIVE EQUITY+	0.38%	IA	$127.61	44

MULTIMANAGER TECHNOLOGY	0.38%	IB	$62.73	66

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the estimated annual rate of charges applicable to unit values and includes charges related to administrative charges and estimated other operating expenses related to the Variable Investment Options. See Note 7 to the financial statements for the actual expense ratios applicable to the units. The charge is subject to change.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
+	This Variable Investment Option is subject to a maximum expense limitation (See Note 6).

FSA-6

SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 VT SMALL CAP VALUE*	EQ/CAPITAL GROUP RESEARCH*	EQ/COMMON STOCK INDEX*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/INTERMEDIATE GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$20,673	$4,638	$344,323	$33,804	$126,601	$25,281
Expenses:
Asset-based charges and direct operating expenses	17,744	10,903	169,141	4,888	44,554	9,942

Net Investment Income (Loss)	2,929	(6,265)	175,182	28,916	82,047	15,339

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	540,071	124,348	2,936,429	(12,623)	592,218	(16,893)
Net realized gain distribution from the Portfolios	412,378	335,208	2,397,407	1,119	175,677	2,449

Net realized gain (loss)	952,449	459,556	5,333,836	(11,504)	767,895	(14,444)

Net change in unrealized appreciation (depreciation) of investments	(986,505)	(1,158,405)	(16,490,878)	(205,996)	(3,534,253)	(234,204)

Net Realized and Unrealized Gain (Loss) on Investments	(34,056)	(698,849)	(11,157,042)	(217,500)	(2,766,358)	(248,648)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(31,127)	$(705,114)	$(10,981,860)	$(188,584)	$(2,684,311)	$(233,309)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MONEY MARKET*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$80,949	$12,192	$3,726	$88,678	$223,432	$149,220
Expenses:
Asset-based charges and direct operating expenses	12,373	2,866	22,057	25,983	67,491	50,102
Less: Reduction for expense limitation	—	—	—	—	—	(4,647)

Net Expenses	12,373	2,866	22,057	25,983	67,491	45,455

Net Investment Income (Loss)	68,576	9,326	(18,331)	62,695	155,941	103,765

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,931)	(6,250)	(154,184)	27,772	(278,480)	426
Net realized gain distribution from the Portfolios	—	6,343	681,308	260,148	1,394,952	82

Net realized gain (loss)	(5,931)	93	527,124	287,920	1,116,472	508

Net change in unrealized appreciation (depreciation) of investments	(564,588)	(146,987)	(2,959,025)	(1,298,035)	(4,642,420)	(495)

Net Realized and Unrealized Gain (Loss) on Investments	(570,519)	(146,894)	(2,431,901)	(1,010,115)	(3,525,948)	13

Net Increase (Decrease) in Net Assets Resulting from Operations	$(501,943)	$(137,568)	$(2,450,232)	$(947,420)	$(3,370,007)	$103,778

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—
Expenses:
Asset-based charges and direct operating expenses	24,555	19,161

Net Investment Income (Loss)	(24,555)	(19,161)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	129,804	(148,516)
Net realized gain distribution from the Portfolios	839,736	466,218

Net realized gain (loss)	969,540	317,702

Net change in unrealized appreciation (depreciation) of investments	(3,756,996)	(3,040,529)

Net Realized and Unrealized Gain (Loss) on Investments	(2,787,456)	(2,722,827)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,812,011)	$(2,741,988)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SMALL CAP VALUE*		EQ/CAPITAL GROUP RESEARCH*		EQ/COMMON STOCK INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,929	$36,748	$(6,265)	$(13,014)	$175,182	$159,261
Net realized gain (loss)	952,449	1,898,965	459,556	248,263	5,333,836	6,902,275
Net change in unrealized appreciation (depreciation) of investments	(986,505)	(403,173)	(1,158,405)	458,163	(16,490,878)	4,944,837

Net increase (decrease) in net assets resulting from operations	(31,127)	1,532,540	(705,114)	693,412	(10,981,860)	12,006,373

From Contractowners Transactions:
Payments received from contractowners	98,866	113,033	41,166	50,229	1,750,510	120,533
Transfers between Variable Investment Options including guaranteed interest account, net	(275,592)	270,362	(34,443)	41,272	(2,483,007)	3,300
Redemptions for contract benefits and terminations	(538,856)	(463,071)	(394,747)	(148,712)	(4,528,808)	(5,802,561)
Contract maintenance charges	(587)	(627)	(226)	(270)	(4,939)	(5,164)

Net increase (decrease) in net assets resulting from contractowners transactions	(716,169)	(80,303)	(388,250)	(57,481)	(5,266,244)	(5,683,892)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 301	(556)	1,633	—	—	—	—

Net Increase (Decrease) in Net Assets	(747,852)	1,453,870	(1,093,364)	635,931	(16,248,104)	6,322,481
Net Assets — Beginning of Year	5,663,124	4,209,254	3,692,427	3,056,496	56,913,327	50,590,846

Net Assets — End of Year	$4,915,272	$5,663,124	$2,599,063	$3,692,427	$40,665,223	$56,913,327

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CORE PLUS BOND*		EQ/EQUITY 500 INDEX*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$28,916	$14,090	$82,047	$62,576	$15,339	$10,025
Net realized gain (loss)	(11,504)	22,449	767,895	2,340,546	(14,444)	28,830
Net change in unrealized appreciation (depreciation) of investments	(205,996)	(68,612)	(3,534,253)	901,511	(234,204)	(120,160)

Net increase (decrease) in net assets resulting from operations	(188,584)	(32,073)	(2,684,311)	3,304,633	(233,309)	(81,305)

From Contractowners Transactions:
Payments received from contractowners	41,739	74,262	131,433	856,583	41,717	53,924
Transfers between Variable Investment Options including guaranteed interest account, net	106,809	(76,950)	(86,065)	533,979	23,899	59,763
Redemptions for contract benefits and terminations	(97,626)	(170,761)	(1,099,556)	(2,508,325)	(272,285)	(248,436)
Contract maintenance charges	(369)	(398)	(1,713)	(1,813)	(679)	(721)

Net increase (decrease) in net assets resulting from contractowners transactions	50,553	(173,847)	(1,055,901)	(1,119,576)	(207,348)	(135,470)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 301	—	—	—	—	29	—

Net Increase (Decrease) in Net Assets	(138,031)	(205,920)	(3,740,212)	2,185,057	(440,628)	(216,775)
Net Assets — Beginning of Year	1,459,666	1,665,586	14,717,582	12,532,525	3,021,062	3,237,837

Net Assets — End of Year	$1,321,635	$1,459,666	$10,977,370	$14,717,582	$2,580,434	$3,021,062

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$68,576	$111,753	$9,326	$17,523	$(18,331)	$(28,059)
Net realized gain (loss)	(5,931)	19,186	93	100,461	527,124	2,589,772
Net change in unrealized appreciation (depreciation) of investments	(564,588)	261,264	(146,987)	(16,167)	(2,959,025)	(1,006,602)

Net increase (decrease) in net assets resulting from operations	(501,943)	392,203	(137,568)	101,817	(2,450,232)	1,555,111

From Contractowners Transactions:
Payments received from contractowners	56,147	79,239	25,541	35,489	78,934	800,779
Transfers between Variable Investment Options including guaranteed interest account, net	18,628	1,774	24,250	64,048	(727,090)	184,472
Redemptions for contract benefits and terminations	(327,327)	(202,702)	(119,124)	(231,363)	(1,055,158)	(407,531)
Contract maintenance charges	(479)	(513)	(173)	(188)	(779)	(966)

Net increase (decrease) in net assets resulting from contractowners transactions	(253,031)	(122,202)	(69,506)	(132,014)	(1,704,093)	576,754

Net Increase (Decrease) in Net Assets	(754,974)	270,001	(207,074)	(30,197)	(4,154,325)	2,131,865
Net Assets — Beginning of Year	4,020,963	3,750,962	971,634	1,001,831	8,820,893	6,689,028

Net Assets — End of Year	$3,265,989	$4,020,963	$764,560	$971,634	$4,666,568	$8,820,893

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MONEY MARKET*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$62,695	$42,442	$155,941	$482,877	$103,765	$(58,983)
Net realized gain (loss)	287,920	1,700,258	1,116,472	1,420,065	508	24,538
Net change in unrealized appreciation (depreciation) of investments	(1,298,035)	147,399	(4,642,420)	(156,178)	(495)	2,786

Net increase (decrease) in net assets resulting from operations	(947,420)	1,890,099	(3,370,007)	1,746,764	103,778	(31,659)

From Contractowners Transactions:
Payments received from contractowners	100,750	119,106	165,638	358,442	322,756	524,606
Transfers between Variable Investment Options including guaranteed interest account, net	36,623	(218,360)	(4,840)	90,730	189,454	(797,184)
Redemptions for contract benefits and terminations	(824,153)	(1,895,999)	(2,056,697)	(2,479,214)	(1,663,385)	(2,060,937)
Contract maintenance charges	(1,057)	(1,117)	(2,994)	(3,275)	(6,820)	(7,006)

Net increase (decrease) in net assets resulting from contractowners transactions	(687,837)	(1,996,370)	(1,898,893)	(2,033,317)	(1,157,995)	(2,340,521)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 301	—	—	—	—	(27)	—

Net Increase (Decrease) in Net Assets	(1,635,257)	(106,271)	(5,268,900)	(286,553)	(1,054,244)	(2,372,180)
Net Assets — Beginning of Year	8,244,845	8,351,116	22,146,638	22,433,191	14,149,324	16,521,504

Net Assets — End of Year	$6,609,588	$8,244,845	$16,877,738	$22,146,638	$13,095,080	$14,149,324

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER TECHNOLOGY*
	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(24,555)	$(31,863)	$(19,161)	$(29,454)
Net realized gain (loss)	969,540	1,990,518	317,702	2,347,820
Net change in unrealized appreciation (depreciation) of investments	(3,756,996)	(424,668)	(3,040,529)	(871,446)

Net increase (decrease) in net assets resulting from operations	(2,812,011)	1,533,987	(2,741,988)	1,446,920

From Contractowners Transactions:
Payments received from contractowners	74,705	95,703	94,759	122,879
Transfers between Variable Investment Options including guaranteed interest account, net	(117,972)	(151,530)	(433,079)	75,700
Redemptions for contract benefits and terminations	(428,347)	(596,837)	(651,521)	(1,810,172)
Contract maintenance charges	(1,031)	(1,149)	(833)	(989)

Net increase (decrease) in net assets resulting from contractowners transactions	(472,645)	(653,813)	(990,674)	(1,612,582)

Net Increase (Decrease) in Net Assets	(3,284,656)	880,174	(3,732,662)	(165,662)
Net Assets — Beginning of Year	8,938,998	8,058,824	7,853,822	8,019,484

Net Assets — End of Year	$5,654,342	$8,938,998	$4,121,160	$7,853,822

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-14

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

The change in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT SMALL CAP VALUE	IB	56	(97)	(41)	171	(179)	(8)

EQ/CAPITAL GROUP RESEARCH	IB	1	(13)	(12)	3	(4)	(1)

EQ/COMMON STOCK INDEX	IA	2	(11)	(9)	1	(9)	(8)

EQ/CORE PLUS BOND	A	5	(3)	2	2	(6)	(4)

EQ/EQUITY 500 INDEX	IB	7	(38)	(31)	64	(96)	(32)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	2	(5)	(3)	2	(4)	(2)

EQ/INTERNATIONAL EQUITY INDEX	IA	3	(13)	(10)	2	(6)	(4)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	3	(6)	(3)	5	(11)	(6)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	22	(56)	(34)	36	(28)	8

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	11	(46)	(35)	84	(184)	(100)

EQ/MODERATE ALLOCATION	A	1	(10)	(9)	2	(11)	(9)

EQ/MONEY MARKET	IA	16	(47)	(31)	32	(95)	(63)

MULTIMANAGER AGGRESSIVE EQUITY	IA	1	(4)	(3)	1	(5)	(4)

MULTIMANAGER TECHNOLOGY	IB	17	(29)	(12)	30	(48)	(18)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements

December 31, 2022

1.	Organization

Separate Account No. 301 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT”) and EQ Premier VIP Trust (“VIP”) (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

EQ Advisors Trust*

•     1290 VT Small Cap Value

•     EQ/Capital Group Research

•     EQ/Common Stock Index

•     EQ/Equity 500 Index

•     EQ/Intermediate Government Bond

•     EQ/International Equity Index

•     EQ/International Value Managed Volatility

•     EQ/Large Cap Growth Managed Volatility

•     EQ/Large Cap Value Managed Volatility

•     EQ/Money Market

•     Multimanager Aggressive Equity

•     Multimanager Technology

EQ Premier VIP Trust* • EQ/Core Plus Bond • EQ/Moderate Allocation

* An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits under certain group annuity contracts and certificates (“Contracts”) in connection with individual retirement annuities and tax-sheltered annuity arrangements.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

FSA-16

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed rate account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed rate account of Equitable Financial’s General Account.

Transfers between Variable Investment Options including the guaranteed rate account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed rate account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-17

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2022

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows:

	Purchases	Sales
1290 VT Small Cap Value	$1,418,994	$1,720,413
EQ/Capital Group Research	379,317	439,312
EQ/Common Stock Index	4,439,895	7,144,455
EQ/Core Plus Bond	227,833	147,490
EQ/Equity 500 Index	548,562	1,349,402
EQ/Intermediate Government Bond	195,515	385,641
EQ/International Equity Index	155,315	340,473
EQ/International Value Managed Volatility	66,521	120,535
EQ/Large Cap Growth Managed Volatility	1,790,569	2,833,593
EQ/Large Cap Value Managed Volatility	565,490	931,967
EQ/Moderate Allocation	1,788,709	2,140,995
EQ/Money Market	755,833	1,813,132
Multimanager Aggressive Equity	992,511	651,824
Multimanager Technology	1,713,951	2,259,341

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

FSA-18

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions (Concluded)

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.18% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”), serves as an investment advisor for the EQ/Common Stock, EQ/Equity 500 Index and EQ/International Equity Index as well as a portion of EQ/Large Cap Value Managed Volatility, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors, LLC (“Equitable Advisors”). Equitable Advisors is the distributor and principal underwriter of the Account. Equitable Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Equitable Financial serves as the transfer agent for the Trusts.

6.	Asset-based Charges and Contractowner Charges

The following charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. The charges are reflected as “Asset-based charges and direct operating expenses” in the Statement of Operations:

•	Administrative fees are charged at an effective annual rate of 0.25% of the net assets of each Variable Investment Option.

•

Direct operating expenses are paid to cover expenses attributable to the operations of each Variable Investment Option. Direct operating expenses include charges for auditing, printing and mailing expenses.

Under the Contracts, Equitable Financial reimburses the EQ/Common Stock, EQ/Intermediate Government Bond, EQ/Moderate Allocation, and EQ/Money Market Variable Investment Options for the excess of the aggregate expense charges of each Variable Investment Option (including investment advisory fees and certain other Trust expenses attributable to assets of each Variable Investment Option invested in a Portfolio of the Trust and the asset-based charges of the Variable Investment Option, as described above) which during any calendar year exceed 1.50% of the average daily net assets for EQ/Common Stock, EQ/Intermediate Government Bond, EQ/Moderate Allocation, and 1.00% for EQ/Money Market. In addition, Equitable Financial voluntarily reimburses EQ/Core Plus Bond, EQ/International Equity Index, and Multimanager Aggressive Equity for aggregate expenses charges (as described above) in excess of 1.50% of each Variable Investment Option’s average daily net assets. The voluntary expense limitation may be discontinued by Equitable Financial at its discretion. The above expense reimbursement is disclosed in the Statements of Operations as Reduction for expense limitation.

FSA-19

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2022

6.	Asset-based Charges and Contractowner Charges (Concluded)

If the annual amount of management fees applicable to the EQ/Intermediate Government Bond and the EQ/Money Market exceeds 0.35% of the average daily net asset value of either Portfolio, Equitable Financial will reimburse the related Fund for such excess. This expense limitation is a contractual right for Participants who enrolled prior to May 1, 1987 and cannot be changed without the consent of those Participants. Equitable Financial has voluntarily agreed to impose this expense limitation for Participants who enrolled after May 1, 1987 and reserves the right to discontinue this at any time. Any such reimbursements are reflected in the net unit value of the Variable Investment Option and are included in the Statements of Operations as a Reduction for expense limitation.

A quarterly Participant Service Charge is made for each participant at the end of each calendar quarter. Participant’s unit balances are reduced and proceeds are credited to Equitable Financial in payment of the participant’s service charge which will not exceed $30 per year.

The following are deducted at the time of transaction from the amounts being transacted. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

SEP and SIMPLE enrollment—$25 fee upon enrollment collected either from the employer, or deducted from the first contribution.

Annuity administrative charge — if an annuity option is elected, a $350 charge is deducted from the amount used to purchase the annuity. This charge may be higher depending on the annuity purchase rate.

Taxes — a charge designed to approximate certain taxes that may be imposed and deducted from the amount applied to provide an annuity payout option.

7.	Financial Highlights

Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (including administrative charges and direct operating expenses) exclude the effect of expenses of the Portfolios and charges made directly to Contractowner accounts through redemption of units.

	Years Ended December 31,
	Expense Ratio*	Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio**	Total Return***

1290 VT Small Cap Value
2022	0.37%	$ 18.08	261	$4,720	0.43%	(0.28)%
2021	0.38%	$ 18.13	302	$5,467	1.07%	38.08%
2020 (a)	0.26%	$ 13.13	310	$4,070	1.51%	29.62%

EQ/Capital Group Research
2022	0.37%	$ 32.09	81	$2,597	0.16%	(19.29)%
2021	0.38%	$ 39.76	93	$3,690	0.00%	22.60%
2020	0.39%	$ 32.43	94	$3,054	0.11%	22.79%
2019	0.40%	$ 26.41	107	$2,836	0.58%	32.31%
2018	0.37%	$ 19.96	107	$2,136	0.57%	(5.18)%

EQ/Common Stock Index
2022	0.37%	$602.59	67	$40,610	0.74%	(19.79)%
2021	0.38%	$751.22	76	$56,849	0.67%	24.46%
2020	0.39%	$603.58	84	$50,545	1.13%	19.30%
2019	0.40%	$505.92	89	$45,214	1.40%	29.71%
2018	0.37%	$390.04	98	$38,109	1.29%	(6.15)%

EQ/Core Plus Bond
2022	0.37%	$ 39.20	34	$1,322	2.53%	(13.26)%
2021	0.38%	$ 45.19	32	$1,459	1.31%	(2.06)%
2020	0.39%	$ 46.14	36	$1,665	2.33%	14.43%
2019	0.40%	$ 40.32	29	$1,178	2.11%	6.47%
2018	0.37%	$ 37.87	30	$1,126	2.20%	(0.86)%

FSA-20

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2022

7.	Financial Highlights (Continued)

	Years Ended December 31,
	Expense Ratio*	Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio**	Total Return***

EQ/Equity 500 Index
2022	0.37%	$ 31.50	348	$10,967	1.04%	(18.84)%
2021	0.38%	$ 38.81	379	$14,703	0.83%	27.50%
2020	0.39%	$ 30.44	411	$12,523	1.24%	17.30%
2019	0.40%	$ 25.95	494	$12,827	1.59%	30.21%
2018	0.37%	$ 19.93	517	$10,297	1.39%	(5.32)%

EQ/Intermediate Government Bond
2022	0.37%	$ 77.45	33	$2,580	0.93%	(7.98)%
2021	0.38%	$ 84.17	36	$3,021	0.69%	(2.49)%
2020	0.39%	$ 86.32	38	$3,238	0.93%	3.89%
2019	0.40%	$ 83.09	40	$3,303	1.54%	3.76%
2018	0.37%	$ 80.08	41	$3,303	1.22%	0.45%

EQ/International Equity Index
2022	0.37%	$ 25.37	129	$3,265	2.39%	(12.21)%
2021	0.38%	$ 28.90	139	$4,019	3.16%	10.52%
2020	0.39%	$ 26.15	143	$3,749	1.94%	3.44%
2019	0.40%	$ 25.28	150	$3,783	2.75%	21.66%
2018	0.37%	$ 20.78	163	$3,392	2.27%	(15.49)%

EQ/International Value Managed Volatility
2022	0.37%	$ 18.86	41	$764	1.56%	(13.96)%
2021	0.38%	$ 21.92	44	$971	2.13%	9.93%
2020	0.39%	$ 19.94	50	$1,002	1.35%	3.75%
2019	0.40%	$ 19.22	56	$1,073	2.38%	22.19%
2018	0.37%	$ 15.73	55	$873	1.71%	(16.82)%

EQ/Large Cap Growth Managed Volatility
2022	0.37%	$ 42.25	110	$4,662	0.06%	(30.85)%
2021	0.38%	$ 61.10	144	$8,813	0.00%	23.91%
2020	0.39%	$ 49.31	136	$6,684	0.08%	31.49%
2019	0.40%	$ 37.50	133	$4,972	0.43%	33.17%
2018	0.37%	$ 28.16	144	$4,050	0.50%	(3.33)%

EQ/Large Cap Value Managed Volatility
2022	0.37%	$ 18.80	351	$6,604	1.25%	(11.94)%
2021	0.38%	$ 21.35	386	$8,238	0.86%	24.34%
2020	0.39%	$ 17.17	486	$8,347	1.64%	5.27%
2019	0.40%	$ 16.31	498	$8,123	1.93%	24.98%
2018	0.37%	$ 13.05	524	$6,835	2.48%	(10.31)%

EQ/Moderate Allocation
2022	0.37%	$194.20	87	$16,852	1.21%	(15.77)%
2021	0.38%	$230.57	96	$22,112	2.51%	8.01%
2020	0.39%	$213.47	105	$22,402	2.17%	10.82%
2019	0.40%	$192.62	114	$21,863	1.56%	15.07%
2018	0.37%	$167.39	125	$20,970	1.52%	(5.13)%

EQ/Money Market
2022	0.33%	$ 37.57	347	$13,028	1.09%	0.78%
2021	0.38%	$ 37.28	378	$14,086	0.00%	(0.08)%
2020	0.35%	$ 37.31	441	$16,438	0.19%	(0.29)%
2019	0.30%	$ 37.42	439	$16,415	1.51%	1.22%
2018	0.34%	$ 36.97	507	$18,748	1.26%	0.93%

Multimanager Aggressive Equity
2022	0.37%	$127.61	44	$5,647	0.00%	(32.41)%
2021	0.38%	$188.81	47	$8,928	0.00%	20.05%
2020	0.39%	$157.27	51	$8,050	0.00%	38.27%
2019	0.40%	$113.74	56	$6,339	0.76%	32.81%
2018	0.37%	$ 85.64	59	$5,055	0.13%	(0.58)%

FSA-21

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Concluded)

December 31, 2022

7.	Financial Highlights (Concluded)

	Years Ended December 31,
	Expense Ratio*	Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio**	Total Return***

Multimanager Technology
2022	0.37%	$ 62.73	66	$4,114	0.00%	(37.53)%
2021	0.38%	$100.41	78	$7,842	0.00%	20.37%
2020	0.39%	$ 83.42	96	$8,010	0.12%	52.67%
2019	0.40%	$ 54.64	111	$6,065	0.15%	37.32%
2018	0.37%	$ 39.79	116	$4,628	0.15%	1.92%

(a)	Units were made available on June 12, 2020.
*	This ratio is shown net of reimbursements and waivers and does not include the expenses of the Portfolios.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-22